UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Common Stock Fund
Schedule of Investments (unaudited)
March 31, 2006

	Shares, Warrants, Shares Subject to Put/Call, or Principal Amount		Value
Common Stocks 94.4%
Aerospace and Defense 1.7%
General Dynamics	21,600	shs.	$ 1,381,968
Honeywell International	71,000		3,036,670
			4,418,638
Air Freight and Logistics 0.4%
FedEx	9,200		1,039,048

Beverages 1.9%
Coca-Cola	54,900		2,298,663
Coca-Cola Enterprises	67,000		1,362,780
PepsiCo	22,400		1,294,496
			4,955,939
Biotechnology 2.0%
Amgen*	34,200		2,496,087
Pharmion*	144,676		2,608,508
			5,104,595
Building Products 0.4%
Masco	34,700		1,127,403

Capital Markets 2.6%
Bank of New York	59,900		2,158,796
Merrill Lynch	34,800		2,740,848
Morgan Stanley	25,830		1,622,641
			6,522,285
Chemicals 2.5%
Dow Chemical	61,400		2,492,840
E. I. du Pont de Nemours	60,400		2,549,484
Praxair	24,800		1,367,720
			6,410,044
Commercial Banks 3.3%
Bank of America	120,160		5,472,086
Wachovia	53,940		3,023,337
			8,495,423
Commercial Services and Supplies 1.6%
Cendant	152,600		2,647,610
Waste Management	39,100	(1)	1,380,230
			4,027,840
Communications Equipment 6.2%
Cisco Systems*	163,260		3,538,661
Corning*	134,300		3,614,013
Lucent Technologies*	716,200		2,184,410
Lucent Technologies* (exercise price of $2.75, expiring 12/10/07)	1,180,950	wts.	738,094
Nokia (ADR)	193,200	shs.	4,003,104
QUALCOMM	34,700		1,755,993
			15,834,275
Computers and Peripherals 4.3%
Apple Computer*	28,300		1,774,835
EMC*	222,900		3,038,127
International Business Machines	62,070		5,118,913
Seagate Technology*	44,000		1,158,520
			11,090,395
Containers and Packaging 1.3%
Smurfit-Stone Container*	240,800		3,265,248

Diversified Consumer Services 0.4%
ServiceMaster	81,700		1,071,904

Diversified Financial Services 5.1%
CIT Group	19,100		1,022,232
Citigroup	143,026		6,755,118
JPMorgan Chase	122,950		5,119,638
			12,896,988
Diversified Telecommunication Services 2.2%
BellSouth	119,600		4,144,140
Citizens Communications	114,300		1,516,761
			5,660,901
Electronic Equipment and Instruments 0.4%
Symbol Technologies	104,400		1,104,552

Energy Equipment and Services 1.1%
Halliburton	39,500		2,884,290

Food and Staples Retailing 4.4%
CVS	73,400		2,192,458
Wal-Mart Stores	28,870		1,363,819
			3,556,277
Food Products 0.3%
Hershey	14,600		762,558

Health Care Equipment and Supplies 1.0%
Boston Scientific*	68,600		1,581,230
Medtronic	37,300		1,892,975
			3,474,205
Health Care Providers and Services 3.2%
Aetna	28,000		1,375,920
HCA	33,000		1,511,070
UnitedHealth Group	38,700		2,161,782
WellPoint*	43,400		3,360,462
			8,409,234
Hotels, Restaurants and Leisure 0.9%
McDonald's	65,000		2,233,400

Industrial Conglomerates 4.3%
General Electric	261,010		9,077,928
Tyco International	72,950		1,960,896
			11,038,824
Insurance 2.8%
Allstate	15,300		797,283
American International Group	52,400		3,463,116
MetLife	18,100		875,497
UnumProvident	51,100		1,046,528
XL Capital (Class A)	26,500		1,698,915
			7,881,339
Internet Software and Services 3.7%
Google (Class A)*	9,500		3,669,802
McAfee*	58,700		1,428,171
Symantec*	94,859		1,600,746
Yahoo!*	83,200		2,686,944
			9,385,663
IT Services 0.3%
First Data	18,100		847,442

Machinery 1.0%
Illinois Tool Works	25,660		2,471,315

Media 5.2%
Clear Channel Communications	77,200		2,239,572
Comcast (Class A)*	69,000		1,809,525
News Corp. (Class A)	119,600		1,986,556
Time Warner	209,100		3,510,789
Univision Communications (Class A)*	75,800		2,612,826
Viacom (Class B)*	27,000		1,047,600
			13,206,868
Metals and Mining 0.8%
Alcoa	69,100		2,111,696

Multi-Utilities 0.5%
Dominion Resources	19,900		1,373,697

Multiline Retail 2.5%
Dollar General	147,800		2,611,626
Federated Department Stores	20,600		1,503,800
Kohl's*	41,000		2,173,410
			6,288,836
Oil, Gas and Consumable Fuels 6.3%
Chevron	53,700		3,112,989
ConocoPhillips	53,100		3,353,265
El Paso	53,700		647,085
Exxon Mobil	91,830	(1)	5,588,774
Murphy Oil	27,405		1,365,317
Sunoco	24,800		1,923,736
			15,991,166
Pharmaceuticals 6.8%
Eli Lilly	23,900		1,321,670
Forest Laboratories*	47,700		2,128,851
Johnson & Johnson	51,259		3,035,558
Pfizer	197,438		4,920,155
Schering-Plough	33,900		643,761
Valeant Pharmaceuticals International	133,100		2,109,635
Wyeth	64,500		3,129,540
			17,289,170
Semiconductors and Semiconductor Equipment 0.8%
Maxim Integrated Products	55,700		2,069,533

Software 5.2%
Business Objects (ADR)*	37,300		1,360,890
Cogent*	150,600		2,749,956
Mercury Interactive*	87,280		3,026,434
Microsoft	223,000		6,073,405
			13,210,685
Specialty Retail 2.0%
Abercrombie & Fitch (Class A)	55,700		3,247,310
Home Depot	43,700		1,848,510
			5,095,820
Thrifts and Mortgage Finance 1.6%
Fannie Mae	42,100		2,163,940
Freddie Mac	21,400		1,305,400
			3,469,340
Tobacco 3.7%
Altria Group	83,200		5,895,552
UST	82,350		3,425,760
			9,321,312
Wireless Telecommunication Services 2.8%
American Tower (Class A)*	87,900		2,665,128
Sprint Nextel	102,700		2,653,768
			5,318,896
Total Common Stocks			240,717,044

Options Purchased* 2.4%
Beverages 0.2%
Coca-Cola Enterprises, Call expiring January 2008 at $15	90,400		619,240

Communications Equipment 0.3%
Cisco Systems, Call expiring January 2008 at $17.50	50,800		340,360
Comverse Technology, Call expiring January 2007 at $20	55,700		395,470
			735,830
Computers and Peripherals 0.2%
Apple Computer, Call expiring April 2006 at $85	18,300		915
Seagate Technology, Call expiring January 2007 at $17.50	51,000		494,700
			495,615
Hotels, Restaurants and Leisure 0.2%
McDonald's, Call expiring January 2008 at $30	67,000		519,250

Industrial Conglomerates 0.1%
Tyco International, Call expiring January 2008 at $25	60,400		338,240

Metals and Mining 0.1%
Alcoa, Call expiring January 2008 at $25	41,500		340,300

Oil, Gas and Consumable Fuels 0.2%
ConocoPhillips, Call expiring January 2007 at $75	96,100		245,055
Exxon Mobil, Call expiring January 2007 at $80	626,200		237,956
			483,011
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Call expiring September 2006 at $20	7,100		2,130

Software 0.4%
Activision, Call expiring January 2008 at $15	103,000		309,000
Mercury Interactive, Call expiring January 2008 at $20	48,200		833,860
			1,142,860
Thrifts and Mortgage Finance 0.1%
Fannie Mae, Call expiring September 2006 at $70	157,000		15,700
Freddie Mac, Call expiring January 2008 at $55	23,300		265,620
			281,320
Tobacco 0.5%
Altria Group, Call expiring January 2008 at $70	32,600		316,220
Altria Group, Call expiring January 2008 at $75	33,000		244,200
Altria Group, Call expiring January 2008 at $80	70,500		380,700
Altria Group, Call expiring January 2008 at $85	105,400		152,830
UST, Call expiring July 2006 at $35	28,300		198,100
			1,292,050
Total Options Purchased			6,249,846

Short-Term Holdings 2.9%
Repurchase Agreement 1.1%
State Street Bank 4.06%, dated 3/31/06 maturing 4/3/06 in the amount of $2,828,957 collateralized by: $2,925,000 US Treasury Notes 4.625%, 3/31/08 with a fair market value of $2,914,031	$2,828,000		2,828,000

US Treasury Notes 1.8%
2.25%, 4/30/06	4,557,000	(1)	4,548,748
Total Short-Term Holdings			7,376,748
Total Investments 99.7%			254,343,638
Other Assets Less Liabilities 0.3%			707,009
Net Assets 100.0%			$255,050,647

Schedule of Options Written
Call Options Written
Exxon Mobil, expiring April 2006 at $60	16,900	shs.	$ (26,195)
Waste Management, expiring April 2006 at $32.50	23,900		(66,920)
Total Call Options Written			(93,115)

Put Options Written
Comverse Technology, expiring April 2006 at $22.50	24,700		(9,880)
Sunoco, expiring April 2006 at $75	9,900		(12,870)
Valeant Pharmaceuticals International, expiring April 2006 at $17.50	16,300		(27,710)
Total Put Options Written			(50,460)
Total Options Written			$ (143,575)

__________
*  Non-income producing security.
ADR - American Depositary Receipt.
(1)  All or part of the security is held as collateral for options written. As of March 31, 2006, the value of securities as collateral was $4,224,936.

The cost of investments for federal income tax purposes was $240,237,992. The tax basis gross appreciation and depreciation of portfolio securities were $26,081,092, and $11,975,446, respectively. Net unrealized appreciation was $14,105,646.

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the Fund's investment manager, the "Manager") based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.